Document and Entity Information	Jun. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 01, 2026
Entity Registrant Name	CALLAWAY GOLF COMPANY
Entity Incorporation State Country Code	DE
Entity File Number	1-10962
Entity Tax Identification Number	95-3797580
Entity Address Address Line 1	2180 RUTHERFORD ROAD
Entity Address City Or Town	CARLSBAD
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92008-7328
City Area Code	760
Local Phone Number	931-1771
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	CALY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000837465